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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-05987

              Morgan Stanley New York Municipal Money Market Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-762-4000

                   Date of fiscal year end: December 31, 2006

                  Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY NEW YORK MUNICIPAL MONEY MARKET TRUST
PORTFOLIO OF INVESTMENTS September 30, 2006 (unaudited)

PRINCIPAL
AMOUNT IN                                                                        COUPON    DEMAND
THOUSANDS                                                                         RATE+     DATE*       VALUE
---------                                                                        ------   --------   -----------
            NEW YORK TAX-EXEMPT SHORT-TERM VARIABLE RATE
               MUNICIPAL OBLIGATIONS (89.3%)
  $2,000    Jay Street Development Corporation, Fiscal 2004
               Ser A-1                                                            3.70%   10/06/06   $ 2,000,000
            Long Island Power Authority,
     300       Electric System Subser 1B                                          3.87    10/02/06       300,000
     700       Electric System Ser 2 Subser 2B                                    3.80    10/02/06       700,000
   1,450    Metropolitan Tranportation Authority, Ser 2002 D-2
               (FSA)                                                              3.69    10/06/06     1,450,000
   1,050    Nassau County Industrial Development Agency, 1999
               Cold Spring Harbor Laboratory                                      3.87    10/02/06     1,050,000
   1,200    Nassau County Interim Finance Authority, Sales Tax
               Ser 2002 B (FSA)                                                   3.67    10/06/06     1,200,000
   2,000    New York City, Fiscal 1996 Ser J Subser J-3                           3.75    10/06/06     2,000,000
            New York City Housing Development Corporation,
   1,700       90 West Street 2006 Ser A                                          3.72    10/06/06     1,700,000
   2,000       James Tower Development 2002 Ser A                                 3.75    10/06/06     2,000,000
   2,700       Multi Family Carnegie Park Ser 1997 A                              3.70    10/06/06     2,700,000
            New York City Industrial Development Agency,
     100       Lycee Francais de New York Ser B                                   3.86    10/02/06       100,000
   1,000       One Bryant Park LLC Ser 2004 A                                     3.77    10/06/06     1,000,000
   1,800    New York City Municipal Water Finance Authority,
               1994 Ser C (FGIC)                                                  3.78    10/02/06     1,800,000
            New York City Transitional Finance Authority,
     500       Recovery Fiscal 2003 Ser 2 Subser 2F                               3.87    10/02/06       500,000
   1,100       Recovery Fiscal 2003 Ser 3 Subser 3E                               3.86    10/02/06     1,100,000
   2,000    New York State, Environmental Quality Ser 1998 G                      3.61    01/16/07     2,000,000
            New York State Dormitory Authority,
   1,365       Mount Saint Mary College Ser 2005 (Radian)                         3.79    10/06/06     1,365,000
   2,500       North Shore - Long Island Jewish Obligated Group
                  Ser 2005 Subser A                                               3.70    10/06/06     2,500,000
   1,335       Personal Income Tax Ser 2005 Ser C (Ambac)                         3.70    10/06/06     1,335,000
     450       The Metropolitan Museum of Art Ser A                               3.70    10/06/06       450,000
   1,500       The New York Public Library Ser 1998 B (MBIA)                      3.70    10/06/06     1,500,000
   1,500       University of Rochester Ser 2006 B-1 (MBIA)                        3.70    10/06/06     1,500,000
   1,000       Upstate Community Colleges Ser 2005 C (CIFG)                       3.70    10/06/06     1,000,000
   1,500       Wagner College Ser 1998                                            3.75    10/06/06     1,500,000
     785       Yeshiva University Ser 2004 ROCs II-R Ser 4558
                  (Ambac)                                                         3.77    10/06/06       785,000
   3,000    New York State Energy Research & Development
               Authority, Long Island Lighting Co Ser 1997 A
                  (AMT)                                                           3.78    10/06/06     3,000,000
            New York State Housing Finance Agency,
   2,500       10 Barclay Street 2004 Ser A                                       3.70    10/06/06     2,500,000
   1,200       20 River Terrace Housing 2002 Ser A                                3.75    10/06/06     1,200,000
   2,000       750 Sixth Avenue 1998 Ser A (AMT)                                  3.78    10/06/06     2,000,000
   2,500       Historic Front Street 2003 Ser A                                   3.71    10/06/06     2,500,000
   2,300       State Personal Income Tax Economic Development &
                  Housing Ser 2005 C (FGIC)                                       3.75    10/06/06     2,300,000
   2,000       Talleyrand Crescent 1999 Ser A (AMT)                               3.83    10/06/06     2,000,000
   1,600    New York State Local Government Assistance
               Corporation, Ser 1994 B                                            3.67    10/06/06     1,600,000
   1,000    Niagara Falls Bridge Commission, Toll Bridge Refg
               Ser 1993 A (FGIC)                                                  3.69    10/06/06     1,000,000
   1,000    Sales Tax Asset Receivable Corporation, 2004 Ser A
               Eagle # 20040048 Class A (Ambac)                                   3.78    10/06/06     1,000,000
   1,300    Suffolk County Water Authority, Ser 2003 BANs                         3.70    10/06/06     1,300,000
   1,600    Triborough Bridge & Tunnel Authority, Special
               Obligation Ser 2000 C (FSA)                                        3.70    10/06/06     1,600,000

            PUERTO RICO
   1,000    Puerto Rico, Public Improvement Ser 2001-1 TOCs (FSA)                 3.75    10/06/06     1,000,000
                                                                                                     -----------
            TOTAL NEW YORK TAX-EXEMPT SHORT-TERM VARIABLE RATE
               MUNICIPAL OBLIGATIONS
            (Cost $56,535,000)                                                                        56,535,000
                                                                                                     -----------

                                                                                         YIELD TO
                                                                                         MATURITY
                                                                    COUPON   MATURITY   ON DATE OF
                                                                     RATE      DATE      PURCHASE
                                                                    ------   --------   ----------
            NEW YORK TAX-EXEMPT COMMERCIAL PAPER (5.5%)
   1,670    Nassau County Sewer & Storm Water Finance Authority,
               Ser 2005                                              3.53%   10/24/06       3.53%      1,670,000
   1,800    New York State Dormitory Authority, Columbia
               University 1997 Issue                                 3.50    11/10/06       3.50       1,800,000
                                                                                                     -----------
            TOTAL NEW YORK TAX-EXEMPT COMMERCIAL PAPER
            (Cost $3,470,000)                                                                          3,470,000
                                                                                                     -----------

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
            NEW YORK TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES (5.8%)
   1,500    Brewster, Ser 2006 BANs, dtd 03/16/06                    4.50    03/16/07       3.95       1,503,263
   1,200    Highland Falls-Fort Montgomery Central School
               District, Ser 2006 TANs, dtd 07/18/06                 4.50    06/29/07       4.00       1,204,302
     500    Marlboro Central School District, Ser 2006 C BANs,
               dtd 09/28/06                                          4.25    12/22/06       3.75         500,561
     500    Roosevelt Union Free School District, Ser 2006 BANs,
               dtd 08/02/06                                          4.50    11/28/06       3.80         500,555
                                                                                                     -----------
            TOTAL NEW YORK TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES
            (Cost $3,708,681)                                                                          3,708,681
                                                                                                     -----------
            TOTAL INVESTMENTS (Cost $63,713,681) (a)                                       100.6%     63,713,681

            LIABILITIES IN EXCESS OF OTHER ASSETS                                           (0.6)       (374,607)
                                                                                           -----     -----------
            NET ASSETS                                                                     100.0%    $63,339,074
                                                                                           =====     ===========

----------
AMT    Alternative Minimum Tax.

BANs   Bond Anticipation Notes.

ROCs   Reset Option Certificates.

TANs   Tax & Revenue Anticipation Notes.

TOCs   Tender Option Certificates.

+      Rate shown is the rate in effect at September 30, 2006.

*      Date on which the principal amount can be recovered through demand.

(a)    Cost is the same for federal income tax purposes.



Bond Insurance:
--------------

Ambac  Ambac Assurance Corporation.

CIFG   CIFG Assurance North America, Inc.

FGIC   Financial Guaranty Insurance Company.

FSA    Financial Security Assurance Inc.

MBIA   Municipal Bond Investors Assurance Corporation.

Radian Radian Asset Assurance Inc.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Municipal Money Market Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
November 21, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
November 21, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
November 21, 2006


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